FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 14) - COP ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed interest rate [member]
Disclosure of financial assets investments and derivatives [Line Items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	$ 14,158	$ (3,678)	$ 14,634